Note 16 - Earnings Per Share	3 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
16.	EARNINGS PER SHARE

	For the three months ended June 30, 2018	For the three months ended June 30, 2017
BASIC EARNINGS (LOSS) PER SHARE
Profit (loss) as per consolidated statement of income	$(41,377)	$103,858
Dividend to preferred shareholders - net of tax	2,343	2,212
Earnings (loss) available to shareholders	$(43,720)	$101,646
Basic weighted average shares outstanding	148,472,715	147,063,935
Basic earnings (loss) per share available to shareholders	$(0.29)	$0.69

DILUTED EARNINGS (LOSS) PER SHARE
Earnings (loss) available to shareholders	$(43,720)	101,646
Adjustment for dilutive impact of convertible debentures	-	2,366
Adjusted earnings (loss) available to shareholders	$(43,720)	$99,280
Basic weighted average shares outstanding	148,472,715	147,063,935
Dilutive effect of:
Restricted share and performance bonus grants	3,034,501	3,252,330
Deferred share grants	115,184	93,593
Convertible debentures	44,438,208	38,804,494
Shares outstanding on a diluted basis	196,060,609	189,214,352
Diluted earnings (loss) per share available to shareholders	$(0.29)	$0.52